Finance costs and finance revenues (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of business combination [Line Items]
Beginning balance	$ 17,570	$ 19,343	$ 16,994
Variation of the fair value in results, note 27(a)	(1,815)	(1,773)	2,349
Final balance	$ 15,755	$ 17,570	$ 19,343